UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22056

John Hancock Tax-Advantaged Global Shareholder Yield Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Advantaged Global Shareholder Yield Fund

Quarterly portfolio holdings 7/31/18

Fund’s investments
As of 7-31-18 (unaudited)
	Shares	Value
Common stocks 98.1%		$88,153,340
(Cost $87,939,533)
Australia 2.7%		2,436,927
Commonwealth Bank of Australia	11,800	657,105
Macquarie Group, Ltd.	5,313	484,746
Sonic Healthcare, Ltd.	26,000	504,320
Westpac Banking Corp.	36,120	790,756
Canada 6.4%		5,788,202
BCE, Inc.	41,400	1,759,305
Nutrien, Ltd.	13,923	754,766
Pembina Pipeline Corp.	25,067	901,822
Rogers Communications, Inc., Class B	19,600	999,248
Royal Bank of Canada	8,224	642,001
TELUS Corp.	20,000	731,060
France 6.5%		5,830,944
AXA SA	56,500	1,423,640
Cie Generale des Etablissements Michelin SCA	4,900	629,245
Sanofi	8,200	713,370
SCOR SE	16,900	657,473
TOTAL SA	24,719	1,612,304
Vinci SA	7,900	794,912
Germany 8.1%		7,269,128
Allianz SE	6,800	1,504,530
BASF SE	8,900	853,141
Daimler AG	11,800	816,727
Deutsche Post AG	19,700	695,914
Deutsche Telekom AG (A)	74,500	1,231,862
Muenchener Rueckversicherungs-Gesellschaft AG	6,900	1,529,006
Siemens AG	4,520	637,948
Italy 3.3%		3,001,442
Assicurazioni Generali SpA	27,871	494,237
Snam SpA	205,807	883,850
Terna Rete Elettrica Nazionale SpA	289,800	1,623,355
Netherlands 1.7%		1,524,514
Royal Dutch Shell PLC, ADR, Class A (B)	22,298	1,524,514
Norway 1.5%		1,361,363
Equinor ASA	26,019	690,342
Orkla ASA	79,300	671,021
Singapore 1.0%		919,618
Singapore Exchange, Ltd.	87,700	480,058
Singapore Telecommunications, Ltd.	186,900	439,560
Spain 1.8%		1,577,356
Naturgy Energy Group SA	27,100	734,107
Red Electrica Corp. SA	39,785	843,249
Sweden 0.7%		597,713
Svenska Handelsbanken AB, A Shares	48,388	597,713
Switzerland 3.7%		3,367,900
Nestle SA	10,700	871,979
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Novartis AG	10,390	$871,947
Roche Holding AG	3,553	872,781
Swisscom AG	1,600	751,193
Taiwan 0.6%		518,257
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	12,576	518,257
United Kingdom 15.6%		14,039,638
AstraZeneca PLC, ADR (B)	44,331	1,734,672
BAE Systems PLC	139,300	1,192,454
British American Tobacco PLC	18,200	1,000,495
British American Tobacco PLC, ADR	8,646	473,628
Diageo PLC	13,300	487,943
GlaxoSmithKline PLC	75,100	1,559,845
Imperial Brands PLC	40,277	1,542,516
Lloyds Banking Group PLC	904,720	741,579
Micro Focus International PLC	20,979	342,323
National Grid PLC	108,750	1,161,772
SSE PLC	37,300	611,213
Unilever PLC	28,900	1,650,911
Vodafone Group PLC (B)	630,500	1,540,287
United States 44.5%		39,920,338
AbbVie, Inc.	5,900	544,157
Altria Group, Inc. (B)	23,500	1,378,980
Ameren Corp. (B)	10,700	664,042
American Electric Power Company, Inc. (B)	9,700	690,058
Arthur J. Gallagher & Company (B)	7,500	535,125
AT&T, Inc. (B)	41,923	1,340,278
BB&T Corp.	9,300	472,533
BlackRock, Inc. (B)	900	452,484
CenturyLink, Inc. (B)	30,800	578,116
Cisco Systems, Inc. (B)	27,625	1,168,261
CME Group, Inc. (B)	2,898	461,130
Dominion Energy, Inc. (B)	14,599	1,046,894
DowDuPont, Inc.	9,500	653,315
Duke Energy Corp. (B)	17,800	1,452,836
Eaton Corp. PLC	24,168	2,010,053
Emerson Electric Company (B)	8,220	594,142
Entergy Corp. (B)	13,000	1,056,640
Exxon Mobil Corp. (B)	13,300	1,084,083
FirstEnergy Corp.	39,470	1,398,422
Intel Corp.	22,131	1,064,501
Johnson & Johnson (B)	4,725	626,157
Kimberly-Clark Corp. (B)	6,600	751,476
Las Vegas Sands Corp.	11,700	841,230
Leggett & Platt, Inc.	16,277	709,189
Lockheed Martin Corp. (B)	2,000	652,200
McDonald's Corp. (B)	4,300	677,422
Merck & Company, Inc. (B)	10,700	704,809
MetLife, Inc. (B)	37,934	1,735,101
Microsoft Corp. (B)	6,700	710,736
Occidental Petroleum Corp. (B)	14,900	1,250,557
People's United Financial, Inc. (B)	30,300	552,369
PepsiCo, Inc.	5,900	678,500
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Pfizer, Inc. (B)	58,475	$2,334,908
Philip Morris International, Inc. (B)	16,100	1,389,430
PPL Corp. (B)	31,300	900,501
QUALCOMM, Inc. (B)	9,300	596,037
Texas Instruments, Inc. (B)	8,300	923,956
The Coca-Cola Company (B)	10,800	503,604
The Procter & Gamble Company (B)	7,300	590,424
The Southern Company	13,700	665,820
United Parcel Service, Inc., Class B	5,595	670,785
Verizon Communications, Inc. (B)	31,925	1,648,607
WEC Energy Group, Inc. (B)	9,900	657,063
Wells Fargo & Company	8,787	503,407

	Yield (%)	Shares	Value
Short-term investments 1.9%			$1,680,515
(Cost $1,680,515)
Money market funds 1.2%			1,074,515
State Street Institutional Treasury Money Market Fund, Premier Class	1.8058(C)	1,074,515	1,074,515

	Par value^	Value
Repurchase agreement 0.7%		606,000

Repurchase Agreement with State Street Corp. dated 7-31-18 at 0.900% to be repurchased at $606,015 on 8-1-18, collateralized by $640,000 U.S. Treasury Notes, 1.875% due 5-31-22 (valued at $620,259 including interest)	606,000	606,000
Total investments (Cost $89,620,048) 100.0%		$89,833,855
Other assets and liabilities, net (0.0%)		(34,731)
Total net assets 100.0%		$89,799,124

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is segregated as collateral for options. Total collateral value at 7-31-18 was $27,348,443.
(C)	The rate shown is the annualized seven-day yield as of 7-31-18.
The fund had the following sector composition as a percentage of net assets on 7-31-18:

Financials	16.2%
Utilities	15.1%
Consumer staples	13.5%
Telecommunication services	12.2%
Health care	11.6%
Energy	8.9%
Industrials	8.1%
Information technology	6.0%
Consumer discretionary	4.1%
Materials	2.4%
Short-term investments and other	1.9%
TOTAL	100.0%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	E-Mini Nasdaq 100 Index	USD	740.00	Sep 2018	31	3,100	$52,676	$(32,550)
Exchange-traded	Russell 2000 Index	USD	1,705.00	Sep 2018	17	1,700	62,887	(36,040)
Exchange-traded	S&P 500 Index	USD	2,845.00	Aug 2018	9	900	7,553	(8,325)
Exchange-traded	S&P 500 Index	USD	2,935.00	Aug 2018	22	2,200	4,465	(990)
Exchange-traded	S&P 500 Index	USD	1,220.00	Aug 2018	50	5,000	102,460	(140,500)
Exchange-traded	S&P 500 Index	USD	1,280.00	Aug 2018	32	3,200	5,779	(2,640)
Exchange-traded	S&P 500 Index	USD	2,870.00	Aug 2018	9	900	6,113	(5,355)
Exchange-traded	S&P 500 Index	USD	3,000.00	Oct 2018	41	4,100	12,063	(12,608)
							$253,996	$(239,008)
							$253,996	$(239,008)

Derivatives Currency Abbreviations
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2018, by major security category or type:

	Total value at 7-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$2,436,927	—	$2,436,927	—
Canada	5,788,202	$5,788,202	—	—
France	5,830,944	—	5,830,944	—
Germany	7,269,128	—	7,269,128	—
Italy	3,001,442	—	3,001,442	—
Netherlands	1,524,514	1,524,514	—	—
Norway	1,361,363	—	1,361,363	—
Singapore	919,618	—	919,618	—
Spain	1,577,356	—	1,577,356	—
Sweden	597,713	—	597,713	—
Switzerland	3,367,900	—	3,367,900	—
Taiwan	518,257	518,257	—	—
United Kingdom	14,039,638	2,208,300	11,831,338	—
United States	39,920,338	39,920,338	—	—
Short-term investments	1,680,515	1,074,515	606,000	—
Total investments in securities	$89,833,855	$51,034,126	$38,799,729	—
Derivatives:
Liabilities
Written options	$(239,008)	$(239,008)	—	—

       6

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended July 31, 2018, the fund wrote option contracts to hedge against changes in securities markets and to generate potential income.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P14Q3	07/18
This report is for the information of the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund.		9/18

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Global Shareholder Yield Fund

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 17, 2018

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 17, 2018